Defiance Daily Target 2X Short MSTR ETF
Schedule of Investments
July 31, 2026 (Unaudited)
SHORT-TERM INVESTMENTS - 11.0%
Money Market Funds - 1.0%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	209,505	$209,505

U.S. Treasury Bills - 10.0%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	2,197,000	2,191,727

TOTAL SHORT-TERM INVESTMENTS (Cost $2,400,705)		2,401,232

TOTAL INVESTMENTS - 11.0% (Cost $2,400,705)		$2,401,232
Other Assets in Excess of Liabilities - 89.0%		19,388,576
TOTAL NET ASSETS - 100.0%		$21,789,808

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

Defiance Daily Target 2X Short MSTR ETF
Schedule of Total Return Swaps Contracts
July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - 32.0%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Strategy, Inc.	Clear Street LLC	Pay	OBFR + (2.49%)	Termination(a)	01/24/2028	$(8,244,553)	$–
Strategy, Inc.	Cantor Fitzgerald & Co.	Pay	OBFR + (10.00%)	Termination(b)	09/08/2028	(10,061,460)	6,486,520
Strategy, Inc.	Marex Capital Markets, Inc.	Pay	OBFR + (8.63%)	Termination(c)	09/24/2026	(8,395,200)	483,300
Strategy, Inc.	Jane Street Execution Services, LLC	Pay	OBFR + (12.99%)	Termination(a)	03/16/2033	(10,260,800)	–
Strategy, Inc.	BMO Capital Markets Corp.	Pay	OBFR + (15.99%)	Termination(b)	11/30/2027	(6,576,240)	–
							6,969,820

Net Unrealized Appreciation (Depreciation)							6,969,820

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.